Tax Financing Program - Schedule of Future Payment of Tax Financing Program (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Maturities of Long-term Debt [Abstract]
2019	R$ 142,036
2020	85,070
2021	85,070
2022	85,070
2023	85,070
2024 to 2025	70,890
Total	R$ 553,206	R$ 888,777